TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Operating loss carry forward	$ 2,584	$ 1,381
Reserves and allowances	7	5
Research and development	667	153
Net deferred tax asset before valuation allowance	3,258	1,539
Valuation allowance	(3,258)	(1,539)
Net deferred tax asset